Project debt, Increases and Decreases (Details) $ in Thousands, € in Millions			3 Months Ended		12 Months Ended
	Jul. 14, 2020 USD ($)	Jul. 10, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 14, 2020 EUR (€)	Apr. 08, 2020 EUR (€)
Project debt [Abstract]
Investment under the equity method					$ 116,614	$ 139,925	$ 53,419
Proceeds from borrowings					603,949	5,860	16,266
Project debt					5,237,614	4,852,348	5,091,114
Other financial losses					(121,415)	(15,305)	(22,666)
Non-monetary financial income			$ 3,800	$ 36,600	$ 3,800
Default period of PPA					180 days
Repayment of debt					$ 621,691	282,255	$ 331,964
Green Project Finance [Member]
Project debt [Abstract]
Investment under the equity method | €									€ 140
Solana [Member]
Project debt [Abstract]
Repayment of debt					22,200	$ 22,200
Helioenergy 1 and 2 [Member]
Project debt [Abstract]
Proceeds from borrowings		$ 43,000
Helios 1 and 2 [Member]
Project debt [Abstract]
Proceeds from borrowings	$ 30,000
Project debt | €								€ 326
Outstanding project debt refinanced | €								€ 250
Other financial losses	$ (73,000)				(73,000)
Chile PV 1 and Tenes [Member]
Project debt [Abstract]
Acquisition purchase price					$ 158,000